SEGMENT REPORTING (Schedule of revenues and long-lived assets by geographical areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 359,023	$ 336,257	$ 319,978
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	92,312	91,817	83,626
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	266,711	244,440	236,352
Telematics Services [Member]
Segment Reporting Information [Line Items]
Total revenues	264,559	242,491	234,541
Telematics Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Telematics Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	264,559	242,491	234,541
Telematics Products [Member]
Segment Reporting Information [Line Items]
Total revenues	94,464	93,766	85,437
Telematics Products [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	92,312	91,817	83,626
Telematics Products [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 2,152	$ 1,949	$ 1,811